Inventory (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
Raw materials	$ 436		$ 412	$ 258
Work in process	440		258	270
Finished goods	209		320	324
Total	1,085		990	852
Inventory write-off	$ 169	$ 0	$ 155	$ 0